Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Legal Loss Contingencies

IPALCO and IPL are involved in litigation arising in the normal course of business. We accrue for litigation and claims when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. As of December 31, 2020 and 2019, total legal loss contingencies accrued were $13.4 million and $2.6 million, respectively, which were included in “Accrued and Other Current Liabilities” and "Other Non-Current Liabilities," respectively, on the accompanying Consolidated Balance Sheets. A significant portion of these accrued liabilities relate to a personal injury legal claim involving injuries to a contractor. We maintain an amount of insurance protection for such litigation that we believe is adequate. While the ultimate outcome of such litigation cannot be predicted with certainty, management believes that final outcomes will not have a material adverse effect on IPALCO’s results of operations, financial condition and cash flows.

Environmental Loss Contingencies

We are subject to various federal, state, regional and local environmental protection and health and safety laws and regulations governing, among other things, the generation, storage, handling, use, disposal and transportation of regulated materials, including ash; the use and discharge of water used in generation boilers and for cooling purposes; the emission and discharge of hazardous and other materials into the environment; and the health and safety of our employees. These laws and regulations often require a lengthy and complex process of obtaining and renewing permits and other governmental authorizations from federal, state and local agencies. Violation of these laws, regulations or permits can result in substantial fines, other sanctions, permit revocation and/or facility shutdowns. We cannot assure that we have been or will be at all times in full compliance with such laws, regulations and permits.

New Source Review and other CAA NOVs

In October 2009, IPL received a NOV and Finding of Violation from the EPA pursuant to the CAA Section 113(a). The NOV alleged violations of the CAA at IPL’s three primarily coal-fired electric generating facilities at the time, dating back to 1986. The alleged violations primarily pertain to the PSD and non-attainment New Source Review (NSR) requirements under the CAA. In addition, on October 1, 2015, IPL received a NOV from the EPA pursuant to CAA Section 113(a) alleging violations of the CAA, the Indiana SIP, and the Title V operating permit related to alleged particulate matter and opacity violations at IPL Petersburg Unit 3. Also, on February 5, 2016, the EPA issued a NOV pursuant to CAA Section 113(a) alleging violations of PSD, non-attainment NSR and other CAA regulations, the Indiana SIP, and the Title V operating permit at Petersburg Generating Station. On August 31, 2020, IPL reached a settlement with the EPA, the DOJ and IDEM resolving the purported violations of the CAA with respect to IPL's four coal-fired generation units currently operating at IPL's Petersburg location. The settlement agreement, in the form of a proposed judicial consent decree, includes, among other items, the following requirements: annual caps on NOx and SO2 emissions and more stringent emissions limits than IPL's current Title V air permit; payment of civil penalties totaling $1.525 million; a $5 million environmental mitigation project consisting of the construction and operation of a new, non-emitting source of generation at the site; expenditure of $0.325 million on a state-only environmentally beneficial project to preserve local, ecologically-significant lands; and retirement of Units 1 and 2 prior to July 1, 2023. If IPL does not meet this retirement obligation, it must install a Selective Non-Catalytic
Reduction System (SNCR) on Unit 4. The proposed Consent Decree is subject to final review and approval by the U.S. District Court for the Southern District of Indiana. On January 14, 2021, the U.S. and Indiana, on behalf of EPA and IDEM, respectively, filed a motion asking the court to enter the proposed Consent Decree, along with the U.S.' response to the adverse public comments on the proposed settlements. IPL has a contingent liability recorded related to these New Source Review and other CAA NOV matters.
Indianapolis Power And Light Company
Entity Information [Line Items]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Legal Loss Contingencies

IPL is involved in litigation arising in the normal course of business. We accrue for litigation and claims when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. As of December 31, 2020 and 2019, total legal loss contingencies accrued were $13.4 million and $2.6 million, respectively, which were included in “Accrued and Other Current Liabilities” and "Other Non-Current Liabilities," respectively, on the accompanying Consolidated Balance Sheets. A significant portion of these accrued liabilities relate to a personal injury legal claim involving injuries to a contractor. We maintain an amount of insurance protection for such litigation that we believe is adequate. While the ultimate outcome of such litigation cannot be predicted with certainty, management believes that final outcomes will not have a material adverse effect on IPL's results of operations, financial condition and cash flows.

Environmental Loss Contingencies

IPL is subject to various federal, state, regional and local environmental protection and health and safety laws and regulations governing, among other things, the generation, storage, handling, use, disposal and transportation of regulated materials, including ash; the use and discharge of water used in generation boilers and for cooling purposes; the emission and discharge of hazardous and other materials into the environment; and the health and safety of our employees. These laws and regulations often require a lengthy and complex process of obtaining and renewing permits and other governmental authorizations from federal, state and local agencies. Violation of these laws, regulations or permits can result in substantial fines, other sanctions, permit revocation and/or facility shutdowns. IPL cannot assure that it has been or will be at all times in full compliance with such laws, regulations and permits.

New Source Review and other CAA NOVs

In October 2009, IPL received a NOV and Finding of Violation from the EPA pursuant to the CAA Section 113(a). The NOV alleged violations of the CAA at IPL’s three primarily coal-fired electric generating facilities at the time, dating back to 1986. The alleged violations primarily pertain to the PSD and non-attainment New Source Review (NSR) requirements under the CAA. In addition, on October 1, 2015, IPL received a NOV from the EPA pursuant to CAA Section 113(a) alleging violations of the CAA, the Indiana SIP, and the Title V operating permit related to alleged particulate matter and opacity violations at IPL Petersburg Unit 3. Also, on February 5, 2016, the EPA issued a NOV pursuant to CAA Section 113(a) alleging violations of PSD, non-attainment NSR and other CAA regulations, the Indiana SIP, and the Title V operating permit at Petersburg Generating Station. On August 31, 2020, IPL reached a settlement with the EPA, the DOJ and IDEM resolving the purported violations of the CAA with respect to IPL's four coal-fired generation units currently operating at IPL's Petersburg location. The settlement agreement, in the form of a proposed judicial consent decree, includes, among other items, the following requirements: annual caps on NOx and SO2 emissions and more stringent emissions limits than IPL's current Title V air permit; payment of civil penalties totaling $1.525 million; a $5 million environmental mitigation project consisting of the construction and operation of a new, non-emitting source of generation at the site; expenditure of $0.325 million on a state-only environmentally beneficial project to preserve local, ecologically-significant lands; and retirement of Units 1 and 2 prior to July 1, 2023. If IPL does not meet this retirement obligation, it must install a Selective Non-Catalytic Reduction System (SNCR) on Unit 4. The proposed Consent Decree is subject to final review and approval by the U.S. District Court for the Southern District of Indiana. On January 14, 2021, the U.S. and Indiana, on behalf of EPA and IDEM, respectively, filed a motion asking the court to enter the proposed Consent Decree, along with the U.S.' response to the adverse public comments on the proposed settlements. IPL has a contingent liability recorded related to these New Source Review and other CAA NOV matters.